FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Cash - TOTAL CARRYING VALUE	$ 56,130	$ 60,161	$ 129,319	$ 241,327
FAIR VALUE INPUT LEVEL 1
Financial assets
Cash - HELD-FOR-TRADING	56,130	60,161
Cash - TOTAL CARRYING VALUE	56,130	60,161
Cash - FAIR VALUE	$ 56,130	$ 60,161